WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Warrants and stock options [Abstract]
Disclosure of detailed information about warrants, activity [Table Text Block]
	Number of warrants	Weighted average exercise price
		$

DECEMBER 31, 2024	1,500,000	0.85

Exercised	(1,500,000)	0.85

DECEMBER 31, 2025	-	-